Fees Summary	Aug. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 135,968,360.40
Previously Paid Amount	0.00
Total Fee Amount	18,777.23
Total Offset Amount	0.00
Net Fee	18,777.23
Narrative - Max Aggregate Offering Price	$ 135,968,360.40
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true